CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares
Ordinary shares, shares issued				104,443,500
Ordinary shares, shares outstanding				98,743,892
Series A preferred stock
Convertible redeemable preferred shares, par value | $ / shares	$ 0.0001		$ 0.0001
Convertible redeemable preferred shares, shares authorized		0		34,833,028
Convertible redeemable preferred shares, shares issued		0		34,833,028
Convertible redeemable preferred shares, shares outstanding		0		34,833,028
Convertible redeemable preferred shares, redemption value | ¥		¥ 0		¥ 231,944
Series B preferred stock
Convertible redeemable preferred shares, par value | $ / shares	0.0001		0.0001
Convertible redeemable preferred shares, shares authorized		0		14,914,404
Convertible redeemable preferred shares, shares issued		0		14,914,404
Convertible redeemable preferred shares, shares outstanding		0		14,914,404
Convertible redeemable preferred shares, redemption value | ¥		¥ 0		¥ 234,715
Series B+ Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares	0.0001		0.0001
Convertible redeemable preferred shares, shares authorized		0		20,374,577
Convertible redeemable preferred shares, shares issued		0		20,374,577
Convertible redeemable preferred shares, shares outstanding		0		20,374,577
Convertible redeemable preferred shares, redemption value | ¥		¥ 0		¥ 467,121
Class A Ordinary shares
Ordinary shares, par value | $ / shares	0.0001		0.0001
Ordinary shares, shares authorized		364,603,884		364,603,884
Ordinary shares, shares issued		154,239,340		39,169,393
Ordinary shares, shares outstanding		125,489,219		33,469,785
Class B Ordinary shares
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		65,274,107		65,274,107
Ordinary shares, shares issued		65,274,107		65,274,107
Ordinary shares, shares outstanding		65,274,107		65,274,107